Commitment and Contingencies - Schedule of Future Minimum Cash Obligations (Details) - Hoya Intermediate, LLC $ in Thousands	Dec. 31, 2021 USD ($)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Operating leases, 2022	$ 3,437
Operating leases, 2023	905
Operating leases, 2024	2,038
Operating leases, 2025	2,458
Operating leases, 2026	2,477
Operating leases, Thereafter	14,736
Operating Leases, Total	26,051
Purchase obligations, 2022	2,195
Purchase obligations, 2023	1,391
Purchase obligations, 2024	0
Purchase obligations, 2025	0
Purchase obligations, 2026	0
Purchase obligations, Thereafter	0
Purchase Obligation, Total	3,586
2022, Total	5,632
2023, Total	2,296
2024, Total	2,038
2025, Total	2,458
2026, Total	2,477
Thereafter, Total	14,736
Operating Leases And Purchase Obligations Due, Total	$ 29,637